Segment Reporting (Tables)	6 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment's Revenue and Gross Profit	The following tables present the summary of each reportable segment’s revenue and gross profit, which is considered as a segment operating performance measure, for the six months ended September 30, 2023:
	Six months ended September 30, 2023
	Healthcare products	Automobile	Online store	Discontinued Operations (Note 15)	Consolidated
Revenues	$10,981,175	$6,293,965	$8,868,459	$(19,849,634)	$6,293,965
Cost	$(9,945,305)	$(6,292,950)	$(8,650,722)	$18,600,263	$(6,288,714)
Segment gross profit	$1,035,870	$1,015	$217,737	$(1,249,371)	$5,251
Segment gross profit margin	9.43%	0.02%	2.46%	(6.29)%	0.08%